CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	$ 451,167	$ 187,413	$ 871,606	$ 283,044	$ 720,133	$ 170,831
Net interest revenues	67,709	39,998	130,206	64,014	177,437	70,639
Total net revenues	565,333	244,211	1,087,507	371,761	958,833	277,533
Operating expenses:
Brokerage and transaction	37,812	28,612	78,816	49,016	111,083	45,459
Technology and development	156,347	44,971	273,205	78,176	215,630	94,932
Operations	101,065	30,464	167,629	52,277	137,905	33,869
Marketing	94,159	43,510	196,407	113,432	185,741	124,699
General and administrative	111,346	38,636	248,460	73,287	294,694	85,504
Total operating expenses	500,729	186,193	964,517	366,188	945,053	384,463
Change in fair value of convertible notes and warrant liability	528,052	0	2,020,321	0
Other expense (income), net	710	(100)	(149)	43	(50)	657
Income (loss) before income taxes	(464,158)	58,118	(1,897,182)	5,530	13,830	(107,587)
Provision for income taxes	37,507	534	49,286	448	6,381	(1,018)
Net income (loss)	(501,665)	57,584	(1,946,468)	5,082	7,449	(106,569)
Net income (loss) attributable to common stockholders:
Basic	(501,665)	22,783	(1,946,468)	2,050	2,848	(106,569)
Diluted	$ (501,665)	$ 22,783	$ (1,946,468)	$ 2,050	$ 2,848	$ (106,569)
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ (2.16)	$ 0.10	$ (8.41)	$ 0.01	$ 0.01	$ (0.48)
Diluted (in dollars per share)	$ (2.16)	$ 0.09	$ (8.41)	$ 0.01	$ 0.01	$ (0.48)
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders:
Basic (in shares)	232,223,019	225,091,413	231,459,227	224,953,736	225,748,355	221,664,610
Diluted (in shares)	232,223,019	244,338,145	231,459,227	244,539,192	244,997,388	221,664,610
Transaction-based revenues
Revenues:
Revenues	$ 451,167	$ 187,413	$ 871,606	$ 283,044	$ 720,133	$ 170,831
Other revenues
Revenues:
Revenues	$ 46,457	$ 16,800	$ 85,695	$ 24,703	$ 61,263	$ 36,063